OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its two segments: Civil Aviation and Defense and Security. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

The Company has decided to disaggregate revenue from contracts with customers by segment, by products and services and by geographic regions as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Results by segment
The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is adjusted segment operating income. Adjusted segment operating income is calculated by taking operating income and adjusting for restructuring, integration and acquisition costs, and impairments and other gains and losses arising from significant strategic transactions or specific events, which gives an indication of the profitability of each segment because it does not include the impact of items not specifically related to the segment’s performance. For the years ended March 31, 2024 and 2023, impairments and other gains and losses arising from significant strategic transactions or specific events consist of the impairment of goodwill (Note 14), the impairment of technology and other non-financial assets (Note 5) and the impairment reversal of non-financial assets following their repurposing and optimization (Note 6).

The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of utilization when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales and revenue.

			Defense
	Civil Aviation		and Security			Total
	2024	2023	2024	2023	2024	2023
External revenue	$2,435.8	$2,166.4	$1,847.0	$1,844.2	$4,282.8	$4,010.6
Depreciation and amortization	272.0	243.4	96.7	86.8	368.7	330.2
Share of after-tax profit of equity accounted investees	60.8	47.0	11.4	6.2	72.2	53.2
Operating income (loss)	442.0	430.3	(627.4)	35.7	(185.4)	466.0
Adjusted segment operating income	548.9	485.3	0.8	53.1	549.7	538.4

Reconciliation of adjusted segment operating income is as follows:

			Defense
	Civil Aviation		and Security			Total
	2024	2023	2024	2023	2024	2023
Operating income (loss)	$442.0	$430.3	$(627.4)	$35.7	$(185.4)	$466.0
Restructuring, integration and acquisition costs (Note 6)	106.9	52.0	24.5	10.6	131.4	62.6
Impairments and other gains and losses arising from
significant strategic transactions or specific events:
Impairment of goodwill (Note 14)	—	—	568.0	—	568.0	—
Impairment of technology and other non-financial assets (Note 5)	—	—	35.7	—	35.7	—
Impairment reversal of non-financial assets following
their repurposing and optimization (Note 6)	—	3.0	—	6.8	—	9.8
Adjusted segment operating income	$548.9	$485.3	$0.8	$53.1	$549.7	$538.4

Capital expenditures by segment, which consist of property, plant and equipment expenditures and intangible assets expenditures (excluding those acquired in business combinations), are as follows:

	2024	2023
Civil Aviation	$335.3	$329.2
Defense and Security	128.7	53.6
Discontinued operations (Note 2)	13.7	12.4
Total capital expenditures	$477.7	$395.2

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contract assets, inventories, prepayments, property, plant and equipment, right-of-use assets, intangible assets, investment in equity accounted investees, derivative financial assets and other non-current assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contract liabilities, derivative financial liabilities and other non-current liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2024	2023
Assets employed
Civil Aviation	$6,131.8	$5,852.4
Defense and Security	2,869.3	3,436.2
Assets not included in assets employed by segment	833.0	1,147.9
Total assets	$9,834.1	$10,436.5
Liabilities employed
Civil Aviation	$1,260.1	$1,142.0
Defense and Security	828.1	871.2
Liabilities not included in liabilities employed by segment	3,443.3	3,834.4
Total liabilities	$5,531.5	$5,847.6

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2024	2023
Products	$1,495.3	$1,396.3
Training, software and services	2,787.5	2,614.3
Total external revenue	$4,282.8	$4,010.6

Geographic information
The Company markets its products and services globally. Revenues are attributed to geographical regions based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to geographical regions based on the location of the assets, excluding goodwill. Goodwill is presented by geographical regions based on the Company’s allocation of the related purchase price.

	2024	2023
External revenue
Canada	$460.7	$361.2
United States	2,076.3	2,059.5
United Kingdom	271.1	251.1
Rest of Americas	98.8	86.1
Europe	645.1	559.7
Asia	566.1	603.7
Oceania and Africa	164.7	89.3
	$4,282.8	$4,010.6

	2024	2023
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets
Canada	$1,527.7	$1,641.2
United States	3,623.5	4,049.8
United Kingdom	360.5	383.9
Rest of Americas	201.9	180.8
Europe	985.5	982.4
Asia	532.0	519.8
Oceania and Africa	108.9	112.5
	$7,340.0	$7,870.4